Other income and other losses (Details 1) - ZHEJIANG TIANLAN	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Impairment loss on short term investments	¥ 0	¥ 195,000	¥ 0
Impairment loss on contract assets	0	3,560,000	1,238,000
Impairment loss on long-term investments	0	0		$ 0
Other losses	¥ 0	¥ 3,755,000	¥ 1,238,000